Goodwill and Intangible Assets - Summary of Consolidated Goodwill and Intangible Assets of Reportable Segments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	₱ 1,156	₱ 3,950
Goodwill	61,379	61,379
Total goodwill and intangible assets	62,535	65,329
Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	1,124	1,310
Licenses [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	4	12
Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	28
Wireless [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	1,128	3,950
Goodwill	56,571	56,571
Total goodwill and intangible assets	57,699	60,521
Wireless [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	1,124	1,310
Wireless [Member] | Licenses [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	4	12
Fixed Line [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	28
Goodwill	4,808	4,808
Total goodwill and intangible assets	4,836	4,808
Fixed Line [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	₱ 28
Trademark [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets		2,628
Trademark [Member] | Wireless [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets		₱ 2,628